Cover	Sep. 08, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 08, 2026
Entity File Number	001-41463
Entity Registrant Name	bioAffinity Technologies, Inc.
Entity Central Index Key	0001712762
Entity Tax Identification Number	46-5211056
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3300 Nacogdoches Road
Entity Address, Address Line Two	Suite 216
Entity Address, City or Town	San Antonio
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78217
City Area Code	(210)
Local Phone Number	698-5334
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.007 per share
Title of 12(b) Security	Common Stock, par value $0.007 per share
Trading Symbol	BIAF
Security Exchange Name	NASDAQ
Warrants to purchase Common Stock
Title of 12(b) Security	Warrants to purchase Common Stock
Trading Symbol	BIAFW
Security Exchange Name	NASDAQ